Management of financial risks	6 Months Ended
Jun. 30, 2022
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Management of financial risks	Management of financial risksThe Company did not identify other risks than the ones presented in the consolidated financial statements as of and for the year ended December 31, 2021.